MATERIAL RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
MATERIAL RELATED PARTY TRANSACTIONS
Summary of name and relationship with related parties

(a)Name and relationship with related parties

Name of related parties	Relationship with the Group
Dr. Tony Xu Han	Founder, Chairman, Executive Director and CEO
Dr. Yan Li	Co-founder, Executive Director and Chief Technology Officer
Dr. Hua Zhong	Senior Vice President
Ms. Jennifer Xuan Li	Chief Financial Officer and Head of International
Mr. Qingxiong Yang	Vice President
Mr. Jean-François Salles	Non-Executive Director
Mr. Ichijo Futakawa (appointed on April 21, 2026)	Non-Executive Director
Mr. David Zhang (張彤)	Independent Director
Ms. Huiping Yan	Independent Director
Dr. Tony Fan-cheong Chan	Independent Director
Mr. Grégoire de Franqueville (resigned on March 5, 2025)	Former Non-Executive Director
Mr. Takao Asami (resigned on March 24, 2025)	Former Non-Executive Director
Mr. Kazuhiro Doi (resigned on March 31, 2026)	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd., Alliance Ventures, B.V. and Nissan Mobility Service Co., Ltd. (collectively “Alliance affiliates”)	Affiliates of a shareholder
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively “Yuji affiliates”)	Entity controlled by a close family member of Dr. Tony Xu Han

Summary of other transactions with related parties

(b)Other transactions with related parties

In addition to the transactions disclosed elsewhere in this report, the Group entered into the following continuing material related party transactions during the periods presented:

	For the six months ended
	June 30,
	2025	2026
	RMB’000	RMB’000
Sales of goods to:
Alliance affiliates	—	1,445

Service rendered to:
Alliance affiliates	6,058	5,320

Purchases of services from:
Yuji affiliates	32,379	41,920

Payments made on behalf of customers to:
Yuji affiliates	2,734	—

Disposal of property and equipment to:
Yuji affiliates	1,431	—

Summary of balances with related parties

(c) Balances with related parties

	As of December 31,	As of June 30,
	2025	2026
	RMB’000	RMB’000
Trade related
Trade receivables from:
Alliance affiliates	590	4,369
Less: loss allowance	(16)	(95)
Trade receivables, net of loss allowance	574	4,274
Prepayments to:
Yuji affiliates	8,436	13,943
Prepayments to and amounts due from related parties	9,010	18,217
Trade related
Amounts due to related parties
Yuji affiliates	1,949	7,910
	1,949	7,910